Accrued Expenses and Taxes, net and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND TAXES, NET AND OTHER LONG-TERM LIABILITIES [Abstract]
Other Liabilities Disclosure [Text Block]
ACCRUED EXPENSES AND TAXES, NET AND OTHER LONG-TERM LIABILITIES

Accrued expenses and taxes, net, included in current liabilities in the accompanying consolidated balance sheet, consist of the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Amounts in millions)
Payroll, pension and employee benefits	$53.7	$50.1
Product liability reserves	7.8	8.6
Worker's compensation reserves	1.4	0.8
Other insurance reserves, including employee health benefit accruals	5.6	5.5
Interest	13.5	10.7
Exit and disposal activities	3.5	3.0
Product warranty	29.2	28.9
Sales and marketing	30.2	32.9
Other, net	64.1	52.7
	$209.0	$193.2

Accrued expenses, included in other long-term liabilities in the accompanying consolidated balance sheet, consist of the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Amounts in millions)
Employee pension retirement benefit obligation	$66.5	$43.9
Product warranty	27.1	27.0
Post retirement health benefit obligations	2.0	6.5
Product liability reserves	58.4	57.8
Worker's compensation reserves	1.4	1.0
Other insurance reserves	4.1	4.1
Exit and disposal activities	8.2	—
Other, net	42.6	33.3
	$210.3	$173.6